Schedule of Investments

January 31, 2020 (Unaudited)

Schedule of Investments LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.3%)
Aerospace & Defense (2.1%)
Huntington Ingalls Industries	1,400	$365
Raytheon	3,600	795
United Technologies	2,600	391

		1,551

Agricultural Products (0.5%)
Ingredion	3,800	334

Automotive (2.0%)
Ford Motor	38,400	338
Toyota Motor ADR	8,000	1,111

		1,449

Automotive Retail (1.7%)
AutoZone*	1,200	1,270

Banks (4.8%)
Bank of Montreal	5,200	397
Bank of Nova Scotia	7,900	431
Canadian Imperial Bank of Commerce	4,500	367
JPMorgan Chase	4,400	582
PNC Financial Services Group	4,600	683
US Bancorp	12,300	655
Wells Fargo	8,000	376

		3,491

Biotechnology (2.1%)
Amgen	4,800	1,037
Gilead Sciences	7,600	480

		1,517

Cable & Satellite (0.5%)
Cogeco Communications	5,100	400

Chemicals (0.7%)
Eastman Chemical	6,720	479

Commercial Services (2.0%)
CSG Systems International	7,300	364
Western Union	40,800	1,097

		1,461

Computers & Peripherals (0.5%)
Canon ADR	13,800	361

Computers & Services (3.4%)
Apple	2,500	774
Oracle	32,700	1,715

		2,489

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Consumer Staples (0.5%)
Kimberly-Clark	2,600	$372

Drug Retail (0.8%)
Walgreens Boots Alliance	11,200	570

Electrical Components & Equipment (1.2%)
Eaton	9,100	860

Electrical Services (8.0%)
American Electric Power	3,900	406
Edison International	9,200	704
Entergy	11,700	1,539
Exelon	34,900	1,661
FirstEnergy	8,400	427
Portland General Electric	5,100	314
PPL	14,600	528
Public Service Enterprise Group	4,500	266

		5,845

Environmental & Facilities Services (2.5%)
Republic Services, Cl A	9,700	922
Waste Management	7,600	925

		1,847

Food Distributors (0.8%)
Sysco	6,900	567

Food, Beverage & Tobacco (5.2%)
Altria Group	22,400	1,065
JM Smucker	10,300	1,067
Kellogg	6,700	457
Tyson Foods, Cl A	15,200	1,256

		3,845

General Merchandise Stores (3.4%)
Canadian Tire, Cl A	4,000	429
Target	18,400	2,038

		2,467

Health Care Facilities (1.1%)
HCA Holdings	2,900	403
Universal Health Services, Cl B	3,000	411

		814

Health Care REIT’s (0.3%)
National Health Investors	2,900	245

Health Care Services (0.4%)
CVS Health	4,540	308

Hotel & Resort REIT’s (0.5%)
Apple Hospitality	22,100	332

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Schedule of Investments

January 31, 2020 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Industrial Machinery (0.6%)
Snap-on	2,700	$431

Insurance (8.8%)
Aflac	26,700	1,377
Allstate	14,200	1,683
American Financial Group	4,000	435
Assured Guaranty	8,500	390
Berkshire Hathaway, Cl B*	7,200	1,616
CNA Financial	9,200	411
Loblaw	10,100	528

		6,440

IT Consulting & Other Services (4.4%)
Amdocs	22,300	1,605
CACI International, Cl A*	1,800	481
International Business Machines	7,700	1,107

		3,193

Machinery (1.3%)
Allison Transmission Holdings	13,000	575
Cummins	2,400	384

		959

Media & Entertainment (1.6%)
Comcast, Cl A	27,300	1,179

Mortgage REIT’s (3.0%)
Annaly Capital Management	79,700	778
Chimera Investment	23,700	502
MFA Financial	55,700	434
Starwood Property Trust	19,000	488

		2,202

Office REIT’s (1.4%)
Brandywine Realty Trust	27,900	436
Piedmont Office Realty Trust, Cl A	25,200	584

		1,020

Paper Packaging (0.9%)
Sealed Air	10,800	383
Sonoco Products	4,700	269

		652

Petroleum & Fuel Products (2.1%)
Phillips 66	8,100	740
Valero Energy	9,300	784

		1,524

Pharmaceuticals (10.3%)
Bristol-Myers Squibb	11,300	711
GlaxoSmithKline ADR	14,900	697
Johnson & Johnson	14,300	2,129

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Pharmaceuticals (continued)
Merck	19,100	$1,632
Pfizer	49,700	1,851
Sanofi ADR	10,200	493

		7,513

Reinsurance (0.5%)
Reinsurance Group of America, Cl A	2,700	389

Retail (2.9%)
Kohl’s	5,000	214
Kroger	27,600	741
Walmart	10,500	1,202

		2,157

Retail REIT’s (0.6%)
Retail Properties of America, Cl A	38,200	464

Semi-Conductors/Instruments (3.5%)
Intel	40,700	2,602

Specialized REIT’s (1.4%)
Gaming and Leisure Properties	13,600	643
Omega Healthcare Investors	9,800	411

		1,054

Telephones & Telecommunications (10.5%)
AT&T	37,700	1,418
China Telecom ADR	8,400	325
Cisco Systems	32,200	1,480
Corning	13,600	363
F5 Networks*	2,300	281
Motorola Solutions Nippon Telegraph &	1,700	301
Telephone ADR	36,200	924
TELUS	9,200	369
Verizon Communications	37,800	2,247

		7,708

Wireless Telecommunication Services (0.5%)
China Mobile ADR	8,700	357

TOTAL COMMON STOCK (Cost $62,556)		72,718

2

Schedule of Investments

January 31, 2020 (Unaudited)

LSV U.S. Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.4%)
South Street Securities 1.280%, dated 01/31/20, to be repurchased on 02/03/20, repurchase price $338 (collateralized U.S. Treasury obligation, ranging par value $0 - $281, 0%-1.875%, 7/15/2020 - 4/30/2022; total market value $345)	$338	$338

TOTAL REPURCHASE AGREEMENT (Cost $338)		338

Total Investments – 99.9% (Cost $62,894)		$73,056

Percentages are based on Net Assets of $73,248 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,718	$—	$—	$72,718
Repurchase Agreement	—	338	—	338

Total Investments in Securities	$72,718	$338	$—	$73,056

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-007-1200

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